April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniAssets Fund, Inc. (MUA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.4%
Grand Canyon University, 5.13%, 10/01/28	$1,570	$ 1,477,671
Total Corporate Bonds — 0.4% (Cost: $1,570,000)		1,477,671
Municipal Bonds
Alabama — 5.8%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	3,085	3,244,035
Series F, 5.50%, 11/01/53	615	643,318
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	1,855	1,833,434
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	5,645	5,762,982
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	795	840,762
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	2,140	2,362,801
MidCity Improvement District, SAB
4.50%, 11/01/42	255	214,000
4.75%, 11/01/49	270	221,754
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	4,545	4,306,453
Series B, AMT, 4.75%, 12/01/54	1,840	1,674,794
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	2,000	2,088,253
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	1,220	1,249,786
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	335	323,418
		24,765,790
Arizona — 4.4%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	1,670	1,684,900
Series A, 5.00%, 12/15/39	250	238,041
Series B, 5.13%, 07/01/47	665	628,547
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	1,775	1,634,255
Series A, 5.13%, 07/01/37	960	961,952
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	90,111
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b)
5.00%, 07/01/35	320	319,969
5.00%, 07/01/45	255	239,458
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	1,555	1,228,197
5.00%, 07/01/56	465	372,809
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	825,513
Maricopa County Industrial Development Authority, RB
7.38%, 10/01/29(b)	875	911,631
5.25%, 10/01/40(b)	465	416,315
5.50%, 10/01/51(b)	465	396,912
Series A, 3.00%, 09/01/51	5,155	3,606,193
AMT, 4.00%, 10/15/47(b)	1,995	1,640,350
Security	Par (000)	Value
Arizona (continued)
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	$1,650	$ 1,714,473
Sierra Vista Industrial Development Authority, RB(b)
5.00%, 06/15/34	55	56,210
5.00%, 06/15/44	515	491,810
5.00%, 06/15/54	575	529,215
6.30%, 06/15/54	230	235,062
6.38%, 06/15/64	460	470,290
		18,692,213
Arkansas — 5.1%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	9,915	8,737,513
AMT, 4.75%, 09/01/49(b)	6,850	6,249,457
AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	2,800	3,029,610
AMT, Sustainability Bonds, 5.45%, 09/01/52	2,325	2,289,922
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	1,300	1,365,600
		21,672,102
California — 6.7%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	14,990	14,417,283
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	2,915	2,635,873
California School Finance Authority, RB(b)
Series A, 7.00%, 06/01/54	1,810	1,715,995
Series B, 9.00%, 06/01/34	180	184,771
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,650,603
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	1,570	1,010,850
Mezzanine Lien, 4.00%, 03/01/57	700	480,749
Sustainability Bonds, 4.00%, 07/01/58	380	253,285
Series B, Sustainability Bonds, 4.00%, 07/01/58	435	249,419
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	21,875	2,330,158
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	1,705	802,850
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	5,090	2,262,681
Rancho Mirage Community Facilities District, ST
Series A, 5.00%, 09/01/49	270	268,198
Series A, 5.00%, 09/01/54	200	196,271
		28,458,986
Colorado — 4.9%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	852,382
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	665	558,908
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54	690	683,531
Canyons Metropolitan District No. 5, Refunding GOL, Series B, 6.50%, 12/01/54	625	616,624
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	575	512,478

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/53	$1,025	$ 906,054
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	265	275,424
5.25%, 11/01/52	555	570,035
Series A, 5.00%, 05/15/35	355	303,341
Series A, 5.00%, 05/15/44	385	293,039
Series A, 5.00%, 05/15/49	750	541,592
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	2,525	2,293,387
Series B, 8.00%, 12/15/54	627	629,681
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	500	497,365
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(b)	500	483,599
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	935	895,899
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	500	502,417
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	851	819,070
Inspiration Metropolitan District, GOL, Series B, Subordinate, 5.00%, 12/15/36	670	597,683
Karl’s Farm Metropolitan District No. 2, GOL, Series A, 5.63%, 09/01/25(b)(e)	545	565,264
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	520	379,163
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	591,088
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	500	478,873
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(b)(d)	1,170	1,061,527
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	751	728,106
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(c)	4,864	2,791,254
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(b)(d)	1,035	736,242
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	790	664,148
		20,828,174
Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/55(b)	325	266,748
Series A, Sustainability Bonds, 5.38%, 07/01/54	1,105	1,041,327
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,805	3,726,319
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	930	932,148
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	445	449,491
Series A, 6.25%, 10/01/60	310	304,677
		6,720,710
Delaware(b) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	1,207	1,127,316
Security	Par (000)	Value
Delaware (continued)
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	$100	$ 98,645
5.63%, 07/01/53	120	120,823
Town of Milton Delaware, ST
5.70%, 09/01/44	150	149,215
5.95%, 09/01/53	400	401,285
		1,897,284
Florida — 16.2%
Antillia Community Development District, SAB
5.60%, 05/01/44	140	141,492
5.88%, 05/01/54	170	171,609
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	510	487,312
Series 2022, 5.00%, 05/01/53	385	346,777
Bella Collina Community Development District, SAB, 5.30%, 05/01/55	210	191,027
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	310	297,420
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,135	1,095,460
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/25	460	458,828
4.00%, 11/15/27	495	488,997
4.00%, 11/15/29	435	418,664
4.00%, 11/15/32	450	421,692
4.00%, 11/15/35	675	612,333
Buckhead Trails Community Development District, SAB
5.88%, 05/01/54	525	499,563
Series 2022, 5.75%, 05/01/52	400	410,590
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	1,070	1,081,865
Capital Projects Finance Authority, RB, 6.13%, 06/15/44(b)	190	188,461
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,380	1,357,579
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	2,640	2,347,812
Series A, 5.00%, 12/15/49	370	343,601
Series A, 5.75%, 06/01/54(b)	940	702,155
Series A, 5.00%, 12/15/54	400	366,498
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	23,405	1,418,666
Capital Trust Authority, RB(b)
Series A, 5.00%, 07/01/44	260	231,568
Series A, 5.25%, 07/01/54	460	399,853
Capital Trust Authority, Refunding RB(b)
Series A, 4.75%, 06/15/40	160	150,796
Series A, 5.13%, 06/15/50	150	140,028
Series A, 5.25%, 06/15/59	205	188,518
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	215	215,166
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	4,949,554
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/48	875	261,245
Series A-2, 0.00%, 10/01/49	730	204,449
Series A-2, 0.00%, 10/01/52	1,200	289,571
Series A-2, 0.00%, 10/01/54	2,875	603,966
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	$165	$ 165,128
Curiosity Creek Community Development District, SAB(b)
5.40%, 05/01/44	145	143,530
5.70%, 05/01/55	235	227,614
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	1,100	1,099,010
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(f)(g)	284	75,480
Series A, 5.75%, 06/15/29	630	630,293
Series A, 6.00%, 06/15/34	835	835,328
Series A, 6.13%, 06/15/44	3,180	3,180,061
Series A, 5.13%, 06/15/55	3,645	3,022,701
Series B, 4.50%, 12/15/56	3,985	2,873,800
Series C, 5.75%, 12/15/56	1,325	1,063,987
AMT, 10.00%, 07/15/59(a)	3,350	3,441,109
Class A, AMT, 4.38%, 10/01/54(a)	880	869,932
Series A, AMT, 8.25%, 07/01/57(a)	330	340,015
Florida Development Finance Corp., Refunding RB
AMT, 12.00%, 07/15/32(a)(b)	4,260	4,430,535
AMT, (AGM), 5.00%, 07/01/44	2,975	2,934,342
AMT, (AGM), 5.25%, 07/01/47	700	702,877
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	1,700	1,705,144
Greenbriar Community Development District, SAB
5.65%, 05/01/45	230	225,492
5.88%, 05/01/54	275	264,086
Hammock Oaks Community Development District, SAB, 5.85%, 05/01/44	385	387,401
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(b)	340	319,038
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	240	240,238
Lakewood Ranch Stewardship District, SAB
5.50%, 05/01/39(b)	100	100,746
3.00%, 05/01/41	265	198,294
5.13%, 05/01/46	675	652,489
5.65%, 05/01/48(b)	65	65,135
Series 1B, 4.75%, 05/01/29	490	491,153
Series 1B, 5.30%, 05/01/39	645	645,213
Series 1B, 5.45%, 05/01/48	1,150	1,129,079
Laurel Road Community Development District, SAB, Series A-1, 2.60%, 05/01/26	80	78,618
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	375	376,065
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	230	223,285
5.50%, 05/01/54	345	333,423
Marion Ranch Community Development District, SAB
5.70%, 05/01/44	200	202,077
5.95%, 05/01/54	210	213,083
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	830,275
Series B, 5.00%, 05/01/37	495	486,374
Normandy Community Development District, SAB, 5.55%, 05/01/54(b)	575	559,744
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	80	81,698
Series A, 6.00%, 05/01/54	135	137,451
Security	Par (000)	Value
Florida (continued)
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(b)	$910	$ 912,690
North River Ranch Community Development District, SAB, Series A-2, 4.20%, 05/01/35	100	93,946
Parrish Lakes Community Development District, SAB, 5.80%, 05/01/54	660	662,923
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	656,134
Rolling Hills Community Development District, Refunding SAB, Series A-2, 3.65%, 05/01/32	720	651,345
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	916,128
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	365	351,815
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	225	216,202
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	720	539,741
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	432,872
5.50%, 05/01/49	1,100	1,099,968
Village Community Development District No. 14, SAB
5.38%, 05/01/42	1,060	1,078,831
5.50%, 05/01/53	785	805,739
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,020	1,018,431
West Villages Improvement District, SAB
4.75%, 05/01/39	455	436,022
5.00%, 05/01/50	940	872,713
5.63%, 05/01/54	325	319,671
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	245	240,418
		68,770,047
Georgia — 1.3%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	650	640,748
Series A, 5.50%, 04/01/39	1,005	1,013,605
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	265	262,908
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	290	195,750
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	724,393
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/38	340	357,359
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,195	1,246,414
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	915	921,576
		5,362,753
Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	608,847
Illinois — 7.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	3,500	3,372,212
Series C, 5.25%, 12/01/35	1,655	1,655,153
Series D, 5.00%, 12/01/46	2,155	2,039,097
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/41	1,665	1,429,315
Series D, 5.00%, 12/01/31	1,000	1,003,898

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	$1,260	$ 1,282,313
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	715	700,785
6.63%, 06/01/55	1,320	1,309,914
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	1,875	1,891,680
Illinois Finance Authority, RB(b)
Class A, Sustainability Bonds, 5.00%, 07/01/51	2,000	1,442,725
Class A, Sustainability Bonds, 5.00%, 07/01/56	2,000	1,398,034
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	45	45,639
6.00%, 02/01/34	340	340,080
4.00%, 02/15/41	1,385	1,274,466
6.13%, 02/01/45	655	655,051
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,627,944
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	1,020	968,064
Series A, 5.50%, 06/15/53	2,370	2,372,393
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, 0.00%, 12/15/56(c)	1,315	232,443
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,412,213
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(c)	12,685	2,518,381
State of Illinois, GO
5.50%, 05/01/30	530	562,459
5.50%, 05/01/39	1,055	1,109,963
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,061	1,049,643
		32,693,865
Indiana — 0.6%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	245	250,695
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	1,715	1,046,150
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	1,060	1,175,681
		2,472,526
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	1,225	1,160,354
Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	230	208,952
5.00%, 08/01/56	850	692,120
		901,072
Kentucky(b) — 0.5%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	230	208,656
Series B, AMT, 4.45%, 01/01/42	2,000	1,845,876
		2,054,532
Louisiana — 1.1%
Louisiana Public Facilities Authority, RB
Series A, 6.50%, 06/01/62(b)	280	260,664
AMT, 5.75%, 09/01/64	1,865	1,931,986
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB (continued)
Class R2, AMT, 6.50%, 10/01/53(a)(b)	$835	$ 881,243
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(b)	1,580	1,657,198
		4,731,091
Maine — 1.0%
Finance Authority of Maine, RB
12/31/32(h)	500	500,000
AMT, Sustainability Bonds, 8.00%, 12/01/51(b)(f)(g)	1,185	388,087
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(a)(b)	500	494,289
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	3,100	2,727,306
		4,109,682
Maryland — 1.2%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	320,142
Maryland Economic Development Corp., RB
5.00%, 07/01/56	360	347,287
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	1,315	1,296,695
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	3,010	3,073,001
		5,037,125
Massachusetts — 0.1%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 10/01/57(b)	500	453,178
Michigan — 0.5%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	391,156
Michigan Strategic Fund, RB
5.00%, 11/15/42	345	343,545
AMT, 5.00%, 12/31/43	1,200	1,199,998
		1,934,699
Minnesota — 0.0%
City of Eagan Minnesota, RB, Series A, 6.38%, 02/01/55(b)	105	97,102
Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	685	626,384
Kansas City Industrial Development Authority, RB(b)
Series A-1, 5.00%, 06/01/46	375	352,570
Series A-1, 5.00%, 06/01/54	240	219,777
		1,198,731
Nevada — 0.2%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	355	359,463
5.00%, 07/01/45	460	461,558
		821,021
New Hampshire — 3.4%
New Hampshire Business Finance Authority, RB
5.38%, 12/01/31(b)	1,501	1,463,068
12/15/33(b)(h)	1,493	1,482,853
5.25%, 12/01/35(b)	1,987	1,939,347
5.38%, 12/15/35(b)	2,206	2,149,961
Series A, 4.13%, 08/15/40	530	462,026
Series A, 4.25%, 08/15/46	595	486,001
Series A, 4.50%, 08/15/55	1,235	979,219
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, CAB(b)(c)
0.00%, 04/01/32	$690	$ 454,807
0.00%, 12/15/33	5,730	3,276,875
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	935	942,303
Series 2, Sustainability Bonds, 4.25%, 07/20/41	934	889,009
		14,525,469
New Jersey — 5.7%
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,530	1,532,684
Class A, 5.25%, 11/01/47	2,650	2,734,877
Series A, 5.00%, 07/01/37	260	254,721
Series A, 5.25%, 11/01/54(b)	1,675	1,427,168
Series B, 6.50%, 04/01/31	1,350	1,382,959
AMT, 5.38%, 01/01/43	2,155	2,155,703
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	495,649
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,376,851
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	400	389,672
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	1,140	1,140,338
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	8,950	5,785,446
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,780	4,576,412
		24,252,480
New York — 14.2%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(f)(g)	1,500	696,000
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	729,011
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	300	299,989
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,810,294
Empire State Development Corp., Refunding RB, 3.00%, 03/15/48	9,655	7,152,331
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,587,698
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	153,216
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	740	736,796
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	565	567,561
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	840	854,278
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	3,475	3,209,660
Series C-1A, 4.30%, 11/01/47	2,845	2,617,586
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	4,700	4,699,909
Series A, 5.00%, 06/01/42	3,155	2,779,002
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	215	191,987
Series A-2B, 5.00%, 06/01/51	4,340	3,835,583
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	$6,205	$ 6,166,445
Class 2, 5.38%, 11/15/40(b)	1,080	1,079,959
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,250	1,545,340
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/55	2,090	2,142,080
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	745	771,951
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,175	1,191,416
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	4,870	4,891,100
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,465	3,489,913
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	1,490	1,522,514
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 239, Sustainability Bonds, (SONYMA), 2.70%, 10/01/47	3,370	2,153,942
Suffolk Regional Off-Track Betting Co, RB, 5.00%, 12/01/34	605	605,993
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	300	274,696
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	730	727,004
5.00%, 07/01/56	810	760,880
		60,244,134
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,775,698
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,290	1,971,512
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(c)	16,170	1,529,195
Cleveland-Cuyahoga County Port Authority, Refunding RB(b)
Series A, 5.38%, 01/01/39	185	177,537
Series A, 5.88%, 01/01/49	425	403,113
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	875	840,618
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	234,993
5.25%, 05/01/40	240	223,770
5.50%, 05/01/50	1,130	1,019,440
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	355	335,571
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	3,290	2,897,590
		9,633,339
Oklahoma — 1.7%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	4,560	4,524,531
Series B, 5.50%, 08/15/52	1,570	1,571,924
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	325	306,954
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	758,238
		7,161,647

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon(b) — 0.1%
Oregon State Facilities Authority, RB
Series A, 5.00%, 06/15/29	$100	$ 99,572
Series A, 5.00%, 06/15/39	565	529,048
		628,620
Pennsylvania — 3.7%
Allegheny Community Broadband, Inc., RB(b)
7.75%, 09/01/45	205	199,284
8.00%, 09/01/51	240	234,765
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240	4,313,810
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/42	3,435	3,436,497
Series A, 5.25%, 05/01/32	100	102,787
Series A, 5.25%, 05/01/42	100	97,713
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	1,110	894,554
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	190	200,481
5.38%, 07/01/39	430	464,162
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	390	364,988
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	670	671,370
Series C, 5.25%, 12/01/37(a)	1,170	1,172,388
AMT, 5.50%, 11/01/44	2,710	2,692,746
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	245	233,534
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	580	609,383
		15,688,462
Puerto Rico — 13.5%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	32,150	1,883,642
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.38%, 07/01/25	— (i)	1
Series A-1, Restructured, 5.63%, 07/01/27	— (i)	2
Series A-1, Restructured, 5.63%, 07/01/29	1,190	1,226,868
Series A-1, Restructured, 5.75%, 07/01/31	2,153	2,267,044
Series A-1, Restructured, 4.00%, 07/01/35	4,100	3,799,400
Series A-1, Restructured, 4.00%, 07/01/37	1,452	1,325,803
Series A-1, Restructured, 4.00%, 07/01/41	656	561,871
Series A-1, Restructured, 4.00%, 07/01/46	682	553,324
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,765	1,199,490
Commonwealth of Puerto Rico, RB(a)(f)(g)
0.00%, 11/01/51	24,448	13,354,595
Series A-1, 0.00%, 11/01/43	3,472	2,074,553
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(f)(g)	660	318,450
Series A, 7.00%, 07/01/33(f)(g)	3,295	1,589,837
Series A, 6.75%, 07/01/36(f)(g)	1,335	644,137
Series A, 5.00%, 07/01/42(f)(g)	910	439,075
Series A, 7.00%, 07/01/43(f)(g)	375	180,938
Series A-1, 10.00%, 07/01/19(f)(g)	75	36,233
Series A-2, 10.00%, 07/01/19(f)(g)	379	182,799
Series A-3, 10.00%, 07/01/19(f)(g)	323	155,852
Series B-3, 10.00%, 07/01/19(f)(g)	323	155,852
Series C-1, 5.40%, 01/01/18(f)(g)	887	428,196
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series C-2, 5.40%, 07/01/18(f)(g)	$888	$ 428,266
Series C-3, 5.40%, 01/01/20(f)(g)	90	43,290
Series C-4, 5.40%, 07/01/20(f)(g)	90	43,290
Series CCC, 5.25%, 07/01/26(f)(g)	260	125,450
Series CCC, 5.25%, 07/01/28(f)(g)	145	69,963
Series D-1, 7.50%, 01/01/20(f)(g)	761	367,073
Series D-4, 7.50%, 07/01/20(f)(g)	404	194,873
Series TT, 5.00%, 07/01/18(f)(g)	295	142,338
Series TT, 5.00%, 07/01/25(f)(g)	100	48,250
Series TT, 5.00%, 07/01/26(f)(g)	225	108,563
Series WW, 5.50%, 07/01/17(f)(g)	200	96,500
Series WW, 5.50%, 07/01/18(f)(g)	1,175	566,937
Series WW, 5.50%, 07/01/19(f)(g)	145	69,963
Series WW, 5.50%, 07/01/20	1,595	769,587
Series WW, 5.38%, 07/01/22(f)(g)	1,310	632,075
Series WW, 5.25%, 07/01/33(f)(g)	120	57,900
Series WW, 5.50%, 07/01/38(f)(g)	205	98,913
Series XX, 5.25%, 07/01/17(f)(g)	110	53,075
Series XX, 5.25%, 07/01/35(f)(g)	645	311,213
Series XX, 5.75%, 07/01/36(f)(g)	860	414,950
Series XX, 5.25%, 07/01/40(f)(g)	1,020	492,150
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545	1,227,962
Series AAA, 5.25%, 07/01/29	95	45,838
Series UU, 0.00%, 07/01/17(a)	60	28,950
Series UU, 0.00%, 07/01/18(a)	55	26,538
Series UU, 0.00%, 07/01/20(a)	495	238,838
Series UU, 1.00%, 07/01/31(a)	580	279,850
Series ZZ, 5.25%, 07/01/19	455	219,538
Series ZZ, 5.25%, 07/01/24	345	166,463
Series ZZ, 5.00%, 12/29/49	145	69,963
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,085	523,512
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	265	296,861
Series A-2, AMT, 6.50%, 01/01/42	175	195,689
Series A-2, AMT, 6.75%, 01/01/45	265	296,946
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,260,622
Series A-1, Restructured, 5.00%, 07/01/58	4,849	4,607,988
Series A-2, Restructured, 4.54%, 07/01/53	21	18,467
Series A-2, Restructured, 4.78%, 07/01/58	2,080	1,900,605
Series A-2, Restructured, 4.33%, 07/01/40	1,559	1,461,974
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,302,981
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	200	167,213
Series A-1, Restructured, 0.00%, 07/01/33	1,023	702,608
Series A-1, Restructured, 0.00%, 07/01/46	8,633	2,767,591
Series B-1, Restructured, 0.00%, 07/01/46	883	282,041
		57,601,619
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rhode Island — 0.6%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	$4,190	$ 1,780,750
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	980	979,993
		2,760,743
South Carolina — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,110	3,299,391
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	605	553,925
		3,853,316
Tennessee — 2.0%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	2,993,446
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	3,130	1,280,089
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,610	1,687,432
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,520	2,640,093
		8,601,060
Texas — 10.6%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(f)(g)	715	268,125
Arlington Higher Education Finance Corp., RB, 7.88%, 11/01/62(b)	565	572,547
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	1,000	911,912
0.00%, 01/01/29	2,000	1,754,770
0.00%, 01/01/30	1,170	985,167
0.00%, 01/01/33	3,690	2,712,516
0.00%, 01/01/34	4,000	2,792,728
City of Anna Texas, SAB, 5.75%, 09/15/54(b)	445	444,344
City of Buda Texas, SAB(b)
6.00%, 09/01/55	425	412,105
6.75%, 09/01/55	845	836,774
City of Celina Texas, SAB(b)
5.50%, 09/01/45	100	96,763
5.63%, 09/01/55	140	132,773
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	112	110,508
6.13%, 09/15/44	198	187,688
6.50%, 09/15/54	297	284,256
City of Crandall Texas, SAB(b)
5.25%, 09/15/45	125	119,031
5.50%, 09/15/55	275	258,349
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	110	109,855
City of Friendswood Texas, SAB, 7.00%, 09/15/54	850	852,220
City of Houston Texas Airport System Revenue, ARB
AMT, 4.00%, 07/15/41	3,350	2,799,516
Series A, AMT, 6.63%, 07/15/38	2,890	2,893,185
Series B, AMT, 5.50%, 07/15/38	510	512,410
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	5,730	5,732,101
Series C, AMT, 5.00%, 07/15/27	1,615	1,619,255
City of Oak Point Texas, SAB(b)
5.10%, 09/15/44	200	188,910
Security	Par (000)	Value
Texas (continued)
City of Oak Point Texas, SAB(b) (continued)
5.25%, 09/15/54	$200	$ 183,726
City of Princeton Texas, SAB(b)
4.38%, 09/01/31	50	49,393
5.00%, 09/01/44	100	98,702
5.13%, 09/01/44	150	141,958
5.25%, 09/01/54	200	195,295
5.38%, 09/01/54	247	229,019
City of San Marcos Texas, SAB(b)
4.00%, 09/01/32	100	95,602
4.50%, 09/01/51	480	402,729
City of Sinton Texas, SAB(b)
5.13%, 09/01/42	858	813,990
5.25%, 09/01/51	1,195	1,110,141
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	100	92,573
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(b)	220	203,606
County of Denton Texas, SAB(b)
5.88%, 12/31/45	520	510,924
6.13%, 12/31/55	745	724,005
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 6.50%, 10/01/55	165	164,230
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,656,022
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,406,128
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	290,719
Series A, 5.75%, 08/15/45	580	580,604
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	1,270	1,138,207
Series A, AMT, 4.00%, 01/01/50	2,075	1,616,954
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 01/01/65(b)(h)	1,635	1,500,340
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	860	896,044
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,155	3,205,141
		44,893,860
Utah — 1.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	570	554,734
County of Utah, RB, Series A, 3.00%, 05/15/50	1,000	699,763
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(b)	620	577,389
Mida Mountain Village Public Infrastructure District, TA, Series 1, 5.13%, 06/15/54(b)	995	930,410
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	1,485	1,427,726
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	470	390,343
Utah Infrastructure Agency, RB
5.50%, 10/15/44	160	166,282
5.50%, 10/15/48	150	153,875
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	185	184,799
		5,085,321

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Vermont — 0.8%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	$4,000	$ 3,239,796
Virginia — 2.6%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,137,575
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	605	652,971
Series C3, 5.25%, 12/01/27	435	435,420
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	465	461,786
5.00%, 03/01/45	475	448,709
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	245	236,499
Series A, 5.00%, 01/01/34	485	472,951
Series A, 5.00%, 01/01/49	955	828,667
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,125	1,879,147
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	600	656,047
Series B3, 5.38%, 09/01/29	425	431,519
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	1,891,571
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	714,063
		11,246,925
Washington — 0.9%
Washington State Housing Finance Commission, RB(b)
6.00%, 07/01/59	100	101,441
Series A, 5.00%, 07/01/50	450	407,636
Series A, 5.75%, 01/01/53	275	259,664
Series A, 5.88%, 01/01/59	225	213,035
Series B2, 3.95%, 07/01/29	1,080	1,080,455
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(b)	315	315,111
6.00%, 01/01/45(b)	850	850,238
Series A, 5.00%, 07/01/43	340	340,734
Series A, 5.00%, 07/01/48	320	317,832
		3,886,146
Wisconsin — 10.5%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,295,285
Public Finance Authority, RB
6.25%, 10/01/31(b)(f)(g)	605	51,425
5.50%, 12/15/32(b)	2,234	2,161,102
5.75%, 12/15/33(b)	4,660	4,529,671
5.00%, 06/15/41(b)	345	273,456
7.00%, 10/01/47(b)(f)(g)	605	51,425
5.00%, 06/15/49	530	508,375
5.63%, 06/15/49(b)	2,470	2,291,524
5.00%, 06/15/53	355	334,757
5.75%, 12/01/54(b)	1,260	1,226,924
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
5.00%, 06/15/55(b)	$895	$ 623,559
5.00%, 01/01/56(b)	1,470	1,192,658
Class A, 5.00%, 06/15/56(b)	495	370,192
Class A, 6.45%, 04/01/60(b)	425	399,916
Series A, 7.75%, 07/01/43(b)	3,270	3,322,078
Series A, 5.00%, 12/15/44(b)	160	151,134
Series A, 6.85%, 11/01/46(b)(f)(g)	900	450,000
Series A, 7.00%, 11/01/46(b)(f)(g)	570	285,000
Series A, 5.63%, 06/15/49(b)	2,855	2,614,596
Series A, 5.25%, 12/01/51(b)	1,470	971,661
Series A, 5.00%, 12/15/54(b)	460	416,441
Series A, 5.00%, 06/15/55(b)	4,030	3,035,599
Series A, 4.75%, 06/15/56(b)	2,975	2,276,628
Series A, 7.50%, 07/01/59(b)	3,020	3,314,252
Series A-1, 4.50%, 01/01/35(b)	1,115	1,078,894
Series A-4, 5.50%, 11/15/32(b)	2,445	2,363,727
Series B, 0.00%, 01/01/35(b)(c)	1,495	821,439
Series B, 0.00%, 01/01/60(b)(c)	35,940	2,648,169
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,025	815,455
AMT, Sustainability Bonds, 4.00%, 03/31/56	980	760,146
Public Finance Authority, RB, CAB, 0.00%, 12/15/38(b)(c)	1,000	445,798
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	1,700	1,755,645
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	1,145	1,040,205
4.00%, 01/01/47	910	748,398
		44,625,534
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,345	1,187,107
Total Municipal Bonds — 135.6% (Cost: $608,435,596)		576,333,160
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Florida — 1.7%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	7,120	7,380,178
New York — 4.7%
New York City Housing Development Corp., RB, Series D-1B, Sustainability Bonds, 4.25%, 11/01/45	9,000	8,309,582
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority, RB, Series H-1, 5.00%, 11/01/50	$6,780	$ 6,981,523
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54	4,577	4,696,019
		19,987,124
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.4% (Cost: $28,646,348)		27,367,302
Total Long-Term Investments — 142.4% (Cost: $638,651,944)		605,178,133

	Shares
Short-Term Securities
	Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(k)(l)	5,525,961	5,526,513
	Total Short-Term Securities — 1.3% (Cost: $5,526,513)	5,526,513
	Total Investments — 143.7% (Cost: $644,178,457)	610,704,646
	Other Assets Less Liabilities — 1.8%	7,784,162
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.3)%	(18,467,067)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (41.2)%	(174,943,522)
	Net Assets Applicable to Common Shares — 100.0%	$ 425,078,219

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Rounds to less than 1,000.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 12,746,476	$ —	$ (7,219,963)(a)	$ 1,104	$ (1,104)	$ 5,526,513	5,525,961	$ 130,875	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 1,477,671	$ —	$ 1,477,671
Municipal Bonds	—	576,333,160	—	576,333,160
Municipal Bonds Transferred to Tender Option Bond Trusts	—	27,367,302	—	27,367,302
Short-Term Securities
Money Market Funds	5,526,513	—	—	5,526,513
Unfunded Commitments(a)	—	—	1,892,944	1,892,944
	$5,526,513	$605,178,133	$1,892,944	$612,597,590

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(18,357,437)	$—	$(18,357,437)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)
	$—	$(193,357,437)	$—	$(193,357,437)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
Portfolio Abbreviation (continued)
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Schedule of Investments